Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 11, 2013 Settled Litigation	Dec. 31, 2013 Settled Litigation General and Administrative Expense
Commitments and Contingencies Disclosure [Line Items]
Rental expenses under operating leases	$ 13,758	$ 12,049	$ 11,071
Outstanding capital commitments for property, plant and equipment	73,975
Accrued dispute charges	9,700	9,700
Dispute settlement amount				14,750
Dispute charge					$ 14,750